OTHER NONCURRENT LIABILITIES (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
OTHER NONCURRENT LIABILITIES
Pension liabilities	$ 830		$ 689
Other postretirement benefits	131		122
Environmental accruals	24		29
Restructuring and plant closing costs	12		1
Asset retirement obligations	28		26		24
Employee benefit accrual	34		22
Legal reserve	11		22
Other	87		92
Other noncurrent liabilities	$ 1,157	[1]	$ 1,003	[1]

[1]	At December 31, 2012 and 2011, respectively, $28 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $38 and $29 of accounts and notes receivable (net), $55 and $47 of inventories, nil and $1 of other current assets, $378 and $403 of property, plant and equipment (net), $19 and $23 of intangible assets (net), $28 and $21 of other noncurrent assets, $76 and $55 of accounts payable, $26 and $21 of accrued liabilities, $193 and $16 of current portion of debt, $77 and $264 of long-term debt, and $101 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."